SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Feb. 04, 2021	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 55,900,000
Unrecognized tax benefits		$ 0	$ 0	$ 0
Penalties and interest accrued		$ 0	$ 0	$ 0
IPO
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)		20,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued (in shares)	15,333,333
Class A Ordinary Shares Subject To Redemotion
Subsidiary, Sale of Stock [Line Items]
Temporary equity, shares outstanding (in shares)		100,000,000	46,997,081	100,000,000